Loans and advances to credit institutions - Classification (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Financial assets	$ 1,773,414	$ 1,407,320
Loans and advances - Credit institutions
Financial assets
Financial assets	123,883	91,033
Other financial assets at fair value through profit or loss | Loans and advances - Credit institutions
Financial assets
Financial assets	59,512	54,138
Financial assets at amortized cost category | Loans and advances - Credit institutions
Financial assets
Financial assets	$ 64,371	$ 36,895